Hedge accounting (Tables)	12 Months Ended
Dec. 31, 2022
Hedge Accounting
Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item

		12/31/2022
		Hedged item				Hedge instrument
Strategies	Heading	Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell	-	149,300	1,169	1,169	149,210	1,222
Hedge of assets transactions	Loans and lease operations and Securities	6,894	-	(367)	(367)	63,528	(367)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	52,916	-	(1,508)	(1,508)	50,848	(1,508)
Hedge of loan operations	Loans and lease operations	3,283	-	(6)	(6)	3,288	(6)
Hedge of funding	Deposits	-	6,881	86	86	6,967	86
Hedge of assets denominated in UF	Securities	7,871	-	16	16	7,853	16
Foreign exchange risk
Hedge of highly probable forecast transactions		-	343	4	191	343	4
Hedge of funding	Deposits	-	360	(1)	(1)	359	(1)
Total		70,964	156,884	(607)	(420)	225,396	(554)

		12/31/2021
		Hedged item				Hedge instrument
Strategies	Heading	Book Value		Variation in value recognized in Other comprehensive income	Cash flow hedge reserve	Notional Amount	Variation in fair value used to calculate hedge ineffectiveness
		Assets	Liabilities
Interest rate risk
Hedge of deposits and repurchase agreements	Securities sold under agreements to resell	-	39,142	1,065	1,065	39,136	1,072
Hedge of assets transactions	Loans and lease operations and Securities	8,621	-	(409)	(409)	8,213	(409)
Hedge of asset-backed securities under repurchase agreements	Securities purchased under agreements to resell	40,526	-	(1,686)	(1,686)	39,962	(1,698)
Hedge of loan operations	Loans and lease operations	131	-	-	-	131	1
Hedge of funding	Deposits	-	5,749	30	30	5,779	30
Hedge of assets denominated in UF	Securities	14,558	-	(127)	(127)	14,683	(127)
Foreign exchange risk
Hedge of highly probable forecast transactions		3,508	-	185	740	3,508	185
Total		67,344	44,891	(942)	(387)	111,412	(946)

Summary of Hedge Accounting

Hedge Instruments	12/31/2022
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	206,586	31	27	(653)	(706)	53	-
Forward	10,037	136	646	11	11	-	1
Swaps	8,071	201	11	85	85	-	-
Foreign exchange risk
Futures	249	2	-	-	-	-	378
Forward	94	-	1	4	4	-	-
Swaps	359	54	-	(1)	(1)	-	-
Total	225,396	424	685	(554)	(607)	53	379

Hedge Instruments	12/31/2021
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from Cash flow hedge reserve to income
		Assets	Liabilities
Interest rate risk
Futures	87,311	58	24	(1,035)	(1,030)	(5)	(13)
Forward	16,830	118	593	(118)	(118)	-	-
Swaps	3,763	19	-	22	21	1	-
Foreign exchange risk
Futures	3,480	252	-	185	185	-	-
Forward	28	-	-	-	-	-	-
Total	111,412	447	617	(946)	(942)	(4)	(13)

Summary of Hedge Accounting

Strategies	12/31/2022
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	8,983	-	(14,836)	(14,836)	9,933	(14,996)
Total	8,983	-	(14,836)	(14,836)	9,933	(14,996)

Strategies	12/31/2021
	Hedged item				Hedge instrument
	Book Value (2)		Variation in value recognized in Other comprehensive income	Foreign currency conversion reserve	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities
Foreign exchange risk
Hedge of net investment in foreign operations (1)	11,325	-	(14,701)	(14,701)	15,924	(14,720)
Total	11,325	-	(14,701)	(14,701)	15,924	(14,720)
1) Hedge instruments consider the gross tax position. 2) Amounts recorded under heading Derivatives.

Summary of Hedge Accounting

Hedge instruments	12/31/2022
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	1,673	-	-	(5,751)	(5,710)	(41)	-
Future / NDF - Non Deliverable Forward	5,186	176	126	(2,521)	(2,411)	(110)	-
Future / Financial Assets	3,074	4,380	1,839	(6,724)	(6,715)	(9)	-
Total	9,933	4,556	1,965	(14,996)	(14,836)	(160)	-

Hedge instruments	12/31/2021
	Notional amount	Book Value (1)		Variations in fair value used to calculate hedge ineffectiveness	Variation in the value recognized in Other comprehensive income	Hedge ineffectiveness recognized in income	Amount reclassified from foreign currency conversion reserve into income
		Assets	Liabilities
Foreign exchange risk
Future	2,126	286	-	(3,252)	(3,241)	(11)	-
Future / NDF - Non Deliverable Forward	8,036	209	95	(3,534)	(3,529)	(5)	-
Future / Financial Assets	5,762	6,566	3,653	(7,934)	(7,931)	(3)	-
Total	15,924	7,061	3,748	(14,720)	(14,701)	(19)	-

Schedule of the Effect of Hedge Accounting on the Financial Position and Performance

Strategies	12/31/2022
	Hedge Item					Hedge Instruments (2)
	Book Value (1)		Fair Value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	16,031	-	15,582	-	(449)	16,031	448
Hedge of funding	-	14,603	-	13,905	698	14,603	(703)
Hedge of securities	7,363	-	7,134	-	(229)	7,317	225
Total	23,394	14,603	22,716	13,905	20	37,951	(30)

Strategies	12/31/2021
	Hedge Item					Hedge Instruments (2)
	Book Value (1)		Fair Value		Variation in fair value recognized in income	Notional amount	Variation in fair value used to calculate hedge ineffectiveness
	Assets	Liabilities	Assets	Liabilities
Interest rate risk
Hedge of loan operations	8,890	-	8,917	-	27	8,890	(28)
Hedge of funding	-	11,051	-	10,661	390	11,051	(388)
Hedge of securities	3,162	-	3,128	-	(34)	2,885	29
Total	12,052	11,051	12,045	10,661	383	22,826	(387)
1) Amounts recorded under heading Deposits, Securities, Funds from Interbank Markets and Loan and Lease Operations.
2) Comprises the amount of R$ 4,349 (R$ 6,422 at 12/31/2021), related to instruments exposed by the change in reference interest rates - IBORs.

Summary of Hedge Accounting

Hedge Instruments	12/31/2022
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	35,091	1,002	929	(49)	(10)
Futures	2,860	4	-	19	-
Total	37,951	1,006	929	(30)	(10)

Hedge Instruments	12/31/2021
	Notional amount	Book value (1)		Variation in fair value used to calculate hedge ineffectiveness	Hedge ineffectiveness recognized in income
		Assets	Liabilities
Interest rate risk
Swaps	22,826	2	551	(387)	(4)
Total	22,826	2	551	(387)	(4)

Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item

	12/31/2022			12/31/2021
	Hedge instruments		Hedged item	Hedge instruments		Hedged item
	Notional amount	Fair value adjustments	Book Value	Notional amount	Fair value adjustments	Book Value
Hedge of deposits and repurchase agreements	149,210	(27)	149,300	39,136	(24)	39,142
Hedge of highly probable forecast transactions	343	1	343	3,508	252	3,508
Hedge of net investment in foreign operations	9,933	2,591	8,983	15,924	3,313	11,325
Hedge of loan operations (Fair value)	16,031	820	16,031	8,890	(28)	8,890
Hedge of loan operations (Cash flow)	3,288	(11)	3,283	131	-	131
Hedge of funding (Fair value)	14,603	(762)	14,603	11,051	(388)	11,051
Hedge of funding (Cash flow)	7,326	391	7,241	5,779	137	5,749
Hedge of assets transactions	6,528	1	6,894	8,213	8	8,621
Hedge of asset-backed securities under repurchase agreements	50,848	30	52,916	39,962	50	40,526
Hedge of assets denominated in UF	7,853	(646)	7,871	14,683	(593)	14,558
Hedge of securities	7,317	19	7,363	2,885	29	3,162
Total		2,407			2,756

Breakdown by Maturity of Hedging Strategies

	12/31/2022
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	108,499	26,120	9,110	-	4,726	755	-	149,210
Hedge of highly probable forecast transactions	343	-	-	-	-	-	-	343
Hedge of net investment in foreign operations (1)	9,933	-	-	-	-	-	-	9,933
Hedge of loan operations (Fair value)	2,351	3,395	1,244	2,539	2,749	3,753	-	16,031
Hedge of loan operations (Cash flow)	-	1,577	1,161	-	550	-	-	3,288
Hedge of funding (Fair value)	1,673	885	1,288	3,091	579	4,981	2,106	14,603
Hedge of funding (Cash flow)	5,776	578	-	675	-	297	-	7,326
Hedge of assets transactions	-	6,528	-	-	-	-	-	6,528
Hedge of asset-backed securities under repurchase agreements	16,696	9,705	22,740	1,085	622	-	-	50,848
Hedge of assets denominated in UF	7,853	-	-	-	-	-	-	7,853
Hedge of securities	3,215	660	1,547	180	346	673	696	7,317
Total	156,339	49,448	37,090	7,570	9,572	10,459	2,802	273,280

	12/31/2021
	0-1 year	1-2 years	2-3 years	3-4 years	4-5 years	5-10 years	Over 10 years	Total
Hedge of deposits and repurchase agreements	1,284	9,453	14,221	7,313	5,332	1,533	-	39,136
Hedge of highly probable forecast transactions	3,508	-	-	-	-	-	-	3,508
Hedge of net investment in foreign operations (1)	13,888	-	-	-	-	-	-	13,888
Hedge of loan operations (Fair value)	3,377	1,522	797	838	809	1,547	-	8,890
Hedge of loan operations (Cash flow)	131	-	-	-	-	-	-	131
Hedge of funding (Fair value)	1,206	1,072	302	273	2,920	3,916	1,362	11,051
Hedge of funding (Cash flow)	2,147	3,632	-	-	-	-	-	5,779
Hedge of assets transactions	2,198	-	6,015	-	-	-	-	8,213
Hedge of asset-backed securities under repurchase agreements	2,322	14,963	8,976	13,098	-	603	-	39,962
Hedge of assets denominated in UF	10,148	4,535	-	-	-	-	-	14,683
Hedge of securities	-	453	56	1,520	50	805	-	2,884
Total	40,209	35,630	30,367	23,042	9,111	8,404	1,362	148,125
1)	Classified as current, since instruments are frequently renewed.